Concentration of Major Customers	12 Months Ended
Dec. 31, 2025
Concentration of Major Customers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS

Note 9 — CONCENTRATION OF MAJOR CUSTOMERS

Substantially all of the Company’s revenue from services is derived from customers that are located primarily outside Mainland China, including Hong Kong. The Company has a concentration of its revenues with specific customers. For the year ended December 31, 2025, four customers accounted for 14%, 12%, 12%, and 11% of the Company’s total revenue from the services business. As of December 31, 2025, three customers accounted for approximately 38%, 37% and 25% of the Company’s total accounts receivable balance.

For the years ended December 31, 2024 and 2023, the Company’s revenue was primarily derived from NISUN BVI and its subsidiaries, which were disposed of on December 23, 2025. Substantially all of the Company’s revenue from its former subsidiaries was derived from financial services and the supply chain trading business, which were primarily generated from customers located in China. The Company’s former subsidiaries has a concentration of its revenues with specific customers. For the year ended December 31, 2024, four customers accounted for 30%, 14%, 13%, and 13% of the Company’s total revenue from the financial services business and two customer accounted for 23% and 13% of the Company’s total revenue from its supply chain trading business. For the year ended December 31, 2023, four customers accounted for 28%, 19%, 15%, and 11% of the Company’s total revenue from the financial services business and two customer accounted for 44% and 12% of the Company’s total revenue from its supply chain trading business. As of December 31, 2024, three customers accounted for approximately 30%, 17% and 10% of the Company’s total accounts receivable balance.